Information by Segment - By Business Unit (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 34,531	$ 673,202	$ 556,261	$ 492,966
Gross profit	12,909	251,668	213,713	189,653
Administrative expenses	1,769	34,486	27,219	22,988
Selling expenses	8,070	157,340	134,079	123,405
Other income	56	1,088	5,887	3,343
Other expenses	147	2,870	3,727	12,381
Interest expense	837	16,314	16,938	17,516
Interest income	197	3,842	1,464	2,100
Other net finance loss		(3,908)	2,090	505
Income before income taxes and share of the profit of equity method accounted investees	2,139	41,680	41,191	19,311
Income taxes	738	14,395	14,278	14,819
Share of the profit of equity method accounted investees, net of tax	383	7,458	10,765	(736)
Consolidated net income	1,784	34,743	37,678	3,756
Depreciation and amortization		30,527	27,987	28,049
Non-cash items other than depreciation and amortization		2,869	2,441	2,421
Investments in equity method accounted investees	5,317		107,299	98,270	$ 103,669
Total assets	40,973		737,500	684,848	798,815
Total liabilities	$ 23,645		402,383	377,661	461,014
Investments in fixed assets			24,055	20,893	34,410
Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		220,251	189,376	178,599
Proximity Division - Americas
Disclosure of operating segments [line items]
Total revenues		233,884	198,066	180,826
Proximity Europe
Disclosure of operating segments [line items]
Total revenues		9,809	0	0
Health Division
Disclosure of operating segments [line items]
Total revenues		74,800	73,027	65,172
Fuel Division
Disclosure of operating segments [line items]
Total revenues		51,502	39,865	34,313
Logistics and Distribution
Disclosure of operating segments [line items]
Total revenues		65,785	42,603	26,060
Other
Disclosure of operating segments [line items]
Total revenues		17,171	13,324	7,996
Material reconciling items
Disclosure of operating segments [line items]
Total revenues		(22,134)	(20,244)	(20,299)
Intercompany revenue		(22,134)	(20,244)	(20,299)
Gross profit		(3,445)	(5,134)	(5,152)
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		(5,713)	(3,613)	(3,722)
Interest income		(5,029)	(3,613)	(3,722)
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		395	(154)	485
Income taxes		0	0	0
Share of the profit of equity method accounted investees, net of tax		0	0	0
Depreciation and amortization		(521)	(129)	(103)
Non-cash items other than depreciation and amortization		2	0	0
Investments in equity method accounted investees			0	0	0
Total assets			(74,087)	(59,054)	(88,943)
Total liabilities			(74,113)	(58,821)	(88,951)
Investments in fixed assets			(312)	(144)	(968)
Material reconciling items | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		(6,489)	(5,428)	(5,016)
Intercompany revenue		6,489	5,428	5,016
Material reconciling items | Proximity Division
Disclosure of operating segments [line items]
Intercompany revenue			520	451
Material reconciling items | Proximity Division - Americas
Disclosure of operating segments [line items]
Total revenues		(74)	(520)	(451)
Intercompany revenue		74
Material reconciling items | Proximity Europe
Disclosure of operating segments [line items]
Total revenues		0	0	0
Intercompany revenue		0
Material reconciling items | Health Division
Disclosure of operating segments [line items]
Total revenues		0	0	0
Intercompany revenue		0	0	0
Material reconciling items | Fuel Division
Disclosure of operating segments [line items]
Total revenues		(311)	(57)	(9)
Intercompany revenue		311	57	9
Material reconciling items | Heineken Investment
Disclosure of operating segments [line items]
Intercompany revenue		0	0	0
Material reconciling items | Logistics and Distribution
Disclosure of operating segments [line items]
Total revenues		(6,754)	(5,809)	(5,508)
Intercompany revenue		6,754	5,809	5,508
Material reconciling items | Other
Disclosure of operating segments [line items]
Total revenues		(8,506)	(8,430)	(9,315)
Intercompany revenue		8,506	8,430	9,315
Operating segments
Disclosure of operating segments [line items]
Total revenues		695,336	576,505	513,265
Operating segments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues		226,740	194,804	183,615
Gross profit		100,300	88,598	82,811
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		6,500	6,192	7,894
Interest income		2,411	932	1,048
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		25,787	22,852	16,077
Income taxes		6,547	6,609	5,428
Share of the profit of equity method accounted investees, net of tax		386	88	(281)
Depreciation and amortization		10,425	9,834	10,608
Non-cash items other than depreciation and amortization		1,738	1,613	1,494
Investments in equity method accounted investees			7,494	7,623	8,452
Total assets			271,567	263,066	277,995
Total liabilities			143,995	140,609	146,119
Investments in fixed assets			13,865	10,354	19,665
Operating segments | Proximity Division
Disclosure of operating segments [line items]
Total revenues			198,586	181,277
Gross profit			84,196	74,296
Administrative expenses			0	0
Selling expenses			0	0
Other income			0	0
Other expenses			0	0
Interest expense			6,076	5,932
Interest income			440	388
Other net finance loss			0	0
Income before income taxes and share of the profit of equity method accounted investees			12,580	6,409
Income taxes			996	(280)
Share of the profit of equity method accounted investees, net of tax			(120)	(18)
Depreciation and amortization			10,869	10,574
Non-cash items other than depreciation and amortization			448	739
Investments in equity method accounted investees			2,899	3,102
Total assets			129,821	121,200
Total liabilities			110,765	104,141
Investments in fixed assets			7,179	6,907
Operating segments | Proximity Division - Americas
Disclosure of operating segments [line items]
Total revenues		233,958	198,586	181,277
Gross profit		97,586
Administrative expenses		0
Selling expenses		0
Other income		0
Other expenses		0
Interest expense		6,851
Interest income		298
Other net finance loss		0
Income before income taxes and share of the profit of equity method accounted investees		5,661
Income taxes		2,793
Share of the profit of equity method accounted investees, net of tax		(276)
Depreciation and amortization		11,518
Non-cash items other than depreciation and amortization		511
Investments in equity method accounted investees					2,650
Total assets					143,877
Total liabilities					119,991
Investments in fixed assets					9,931
Operating segments | Proximity Europe
Disclosure of operating segments [line items]
Total revenues		9,809	0	0
Gross profit		4,599
Administrative expenses		0
Selling expenses		0
Other income		0
Other expenses		0
Interest expense		145
Interest income		6
Other net finance loss		0
Income before income taxes and share of the profit of equity method accounted investees		218
Income taxes		302
Share of the profit of equity method accounted investees, net of tax		0
Depreciation and amortization		826
Non-cash items other than depreciation and amortization		5
Investments in equity method accounted investees					0
Total assets					38,759
Total liabilities					36,647
Investments in fixed assets					544
Operating segments | Health Division
Disclosure of operating segments [line items]
Total revenues		74,800	73,027	65,172
Gross profit		21,983	21,736	19,575
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		1,468	1,465	1,540
Interest income		86	30	162
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		1,659	1,068	753
Income taxes		600	1,219	243
Share of the profit of equity method accounted investees, net of tax		0	0	0
Depreciation and amortization		3,291	3,355	3,543
Non-cash items other than depreciation and amortization		394	111	28
Investments in equity method accounted investees			0	0	1
Total assets			57,463	60,107	60,960
Total liabilities			44,037	46,038	47,798
Investments in fixed assets			2,049	1,694	2,868
Operating segments | Fuel Division
Disclosure of operating segments [line items]
Total revenues		51,813	39,922	34,322
Gross profit		6,560	5,269	4,829
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		1,125	1,119	1,099
Interest income		338	154	155
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		1,543	455	330
Income taxes		406	103	126
Share of the profit of equity method accounted investees, net of tax		0	0	0
Depreciation and amortization		1,062	972	865
Non-cash items other than depreciation and amortization		59	14	21
Investments in equity method accounted investees			19	19	19
Total assets			19,878	19,572	24,102
Total liabilities			16,503	16,466	19,574
Investments in fixed assets			243	549	157
Operating segments | Heineken Investment
Disclosure of operating segments [line items]
Total revenues		0	0	0
Gross profit		0	0	0
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		1	0	0
Interest income		79	74	61
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		66	59	48
Income taxes		11	15	12
Share of the profit of equity method accounted investees, net of tax		7,359	10,775	(434)
Depreciation and amortization		0	0	0
Non-cash items other than depreciation and amortization		0	0	0
Investments in equity method accounted investees			96,349	87,291	92,282
Total assets			101,706	92,444	98,162
Total liabilities			4,383	4,011	1,863
Investments in fixed assets			0	0	0
Operating segments | Logistics and Distribution
Disclosure of operating segments [line items]
Total revenues		72,539	48,412	31,568
Gross profit		16,165	10,569	5,191
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		1,205	430	397
Interest income		172	1	56
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		1,895	1,854	776
Income taxes		1,077	982	446
Share of the profit of equity method accounted investees, net of tax		4	8	0
Depreciation and amortization		3,115	2,684	2,062
Non-cash items other than depreciation and amortization		27	145	(25)
Investments in equity method accounted investees			0	0	12
Total assets			64,168	52,057	81,115
Total liabilities			28,245	15,163	43,231
Investments in fixed assets			557	481	1,140
Operating segments | Other
Disclosure of operating segments [line items]
Total revenues		25,677	21,754	17,311
Gross profit		7,920	8,479	8,103
Administrative expenses		0	0	0
Selling expenses		0	0	0
Other income		0	0	0
Other expenses		0	0	0
Interest expense		4,732	5,269	4,376
Interest income		5,482	3,446	3,952
Other net finance loss		0	0	0
Income before income taxes and share of the profit of equity method accounted investees		4,456	2,477	(5,567)
Income taxes		2,659	4,354	8,844
Share of the profit of equity method accounted investees, net of tax		(15)	14	(3)
Depreciation and amortization		811	402	500
Non-cash items other than depreciation and amortization		$ 133	110	164
Investments in equity method accounted investees			538	235	253
Total assets			166,984	135,456	162,788
Total liabilities			128,568	110,054	134,742
Investments in fixed assets			$ 474	$ 1,052	$ 1,073

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3